Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions

10.	Related Party Transactions
(a)	During the nine months ended September 30, 2013, the Company incurred consulting fees of $100,000 (2012 - $nil) to the President of the Company.
(b)	During the nine months ended September 30, 2013, the Company incurred consulting fees of $25,000 (2012 - $nil) to the Chief Financial Officer of the Company.
(c)	During the nine months ended September 30, 2013, the Company incurred consulting fees of $50,000 (2012 - $nil) to the Chairman of the Board of the Company.
(d)	During the nine months ended September 30, 2013, the Company incurred consulting fees of $40,000 (2012 - $nil) to the President of Aero.
(e)	During the nine months ended September 30, 2013, the Company incurred consulting fees of $40,000 (2012 - $nil) to the Chief of Business Development of Aero.
(f)	During the nine months ended September 30, 2013, the Company incurred consulting fees of $70,000 (2012 - $nil) and engineering and design services of $78,660 (2012 - $nil) which has been included in cost of sales to the Chief Technology Officer and a company controlled by the Chief Technology Officer of Aero.
(g)	During the nine months ended September 30, 2013, the Company incurred management fees of $nil (2012 - $29,250) to a company controlled by the former Chief Executive Officer of the Company.
(h)	As at September 30, 2013, the amount of $98,660 (December 31, 2012 - $nil) is owed to the President and a company controlled by the President of the Company, which is non-interest bearing, unsecured, and due on demand.
(i)	As at September 30, 2013, the amount of $8,500 (December 31, 2012 - $nil) is owed to the Chief Financial Officer of the Company, which is non-interest bearing, unsecured, and due on demand.
(j)	As at September 30, 2013, the amount of $141,757 (December 31, 2012 - $106,557) is owed to the Chairman of the Board of the Company and companies controlled by the Chairman, which is non-interest bearing, unsecured, and due on demand.
(k)	As at September 30, 2013, the amount of $22,948 (December 31, 2012 - $22,948) is owed to a former director and a company controlled by a former director of the Company, which is non-interest bearing, unsecured, and due on demand.
(l)	As at September 30, 2013, the amount of $44,717 (December 31, 2012 - $44,717) is owed to a former director and a company controlled by a former director of the Company, which is non-interest bearing, unsecured, and due on demand.

(m)	As at September 30, 2013, the amount of $45,767 (December 31, 2012 - $nil) is owed to the President of Aero, which is non-interest bearing, unsecured, and due on demand.
(n)	As at September 30, 2013, the amount of $9,380 (December 31, 2012 - $nil) is owed to the Chief of Business Development, which is non-interest bearing, unsecured, and due on demand.
(o)	As at September 30, 2013, the amount of $149,676 (December 31, 2012 - $nil) is owed to the Chief Technology Officer and a company controlled by the Chief Technology Officer of Aero, which is non-interest bearing, unsecured, and due on demand.

NOTE 9 – DUE TO RELATED PARTIES AND RELATED PARTY TRANSACTIONS

Amounts due to related parties are non-interest bearing, unsecured and due on demand.

As at December 31, 2012, the amount due to related parties includes $23,080 (2011 – $23,080) payable to a company controlled by a director of the Company for exploration and field expenses paid on behalf of the Company.

As at December 31, 2012, the amount due to related parties includes $21,637 (2011 – $11,625) payable to a director of the Company related to unpaid consulting fees.

As at December 31, 2012, the amount due to related parties includes $2,948 (2011 – $2,948) payable to, a company controlled by a director of the Company related unpaid management fees.

As at December 31, 2012, the amount due to related parties includes $20,000 (2011 – $20,000) payable to a director of the Company related to unpaid management fees.

As at December 31, 2012, the amount due to related parties include $100 (2011 – $100) payable to a company controlled by the Chief Executive Officer of the Company related to expenses paid on behalf of the Company.

As at December 31, 2012, the amount due to related parties include $75,041 (2011 – $33,600) payable to a company controlled by the Chief Executive Officer of the Company related to unpaid management fees.

As at December 31, 2012, the amount due to related parties include $31,412 (2011 – $21,890) payable to the Chief Executive Officer of the Company related to expenses paid on behalf of the Company.

During the year ended December 31, 2012, the Company paid or accrued management fees of $10,000 (2011 – $Nil) to a company controlled by the director of the Company.

During the year ended December 31, 2012, the Company paid or accrued management fees of $55,980 (2011 – $33,600) to a company controlled by the Chief Executive Officer of the Company.

During the year ended 31 December 2010, the Company accepted a loan from a company owned by a family member of a director of the Company in the amount of $150,000 bearing interest at a rate of 10% per annum (Note 6).